INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consisted of the following:

	June 30, 2020	December 31, 2019
CBD Energy Water	$209,326	$107,719
Hemp Energy Drink	315,729	393,021
Storm CBD Water	27,973	41,760
Merchandise and Apparel	12,660	26,304
Unfilled Cans	74,295	86,459
Other Inventory	74,863	31,659
Total Inventory	$714,846	$686,922

Inventory consisted of the following at December 31:

	2019	2018
CBD Energy Water	$107,719	$2,359
Hemp Energy Drink	393,021	63,974
Storm CBD Water	41,760	-
Merchandise and Apparel	26,304	1,184
Unfilled Cans	86,459	-
Other Inventory	31,659	-
Total Inventory	$686,922	$67,517